CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) (Parenthetical)	12 Months Ended
Dec. 31, 2018 shares
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares redesignated to Class B ordinary shares	40,809,861